Summary of Interest Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
NOW and money market accounts		$ 865	$ 507	$ 523
Savings accounts	[1],[2]	126	98	70
Certificates of deposit	[2]	6,506	5,975	5,010
Total interest expense		$ 7,497	$ 6,580	$ 5,603

[1]	(1) Includes interest expense on mortgagors' and investors' escrow accounts.
[2]	(2) Includes interest expense on brokered deposits.